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                                                                    THE HARTFORD

November 17, 2006

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644
Attention: Division of Investment Management

Re: Hartford Life Insurance Company
    Separate Account Three ("Registrant")
    Director M Horizon
    File No. 333-136543

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

       1. The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent pre-effective amendment; and

       2. The text of the Registrant's most recent pre-effective amendment has been filed electronically with the Securities and Exchange Commission on November 7, 2006.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-5910.

Very truly yours,

/s/ Sharon Loghmani

Sharon Loghmani
Senior Legal Specialist